Defined benefit obligations - Summary of Movement In The Present Value of Defined Benefit Obligation (Detail) - Present value of defined benefit obligation [member] - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Opening Balance	SFr 4,496	SFr 0
Current service cost	240	132
Past service cost	(33)	0
Interest expense on defined benefit obligation	13	6
Contributions from plan participants	129	54
Benefits (paid)/deposited	193	(640)
Remeasurement (gain)/loss due to changes in financial assumptions	(1,150)	(39)
Remeasurement (gain)/loss due to changes in experience adjustments	156	(166)
Acquired through business combinations	0	5,149
Closing Balance	SFr 4,044	SFr 4,496